Short-term Borrowings - Summary of Short-Term Borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Short-Term Debt [Line Items]
Short-term borrowings	$ 6,286,145	$ 8,811,599	$ 8,811,599
Short-term Bank Borrowings
Short-Term Debt [Line Items]
Short-term borrowings	4,190,763		6,724,904
Loans From Investor C
Short-Term Debt [Line Items]
Short-term borrowings	$ 2,095,382		$ 2,086,695